UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21322

Horizon Funds Trust

(Exact name of registrant as specified in charter)

2141 Meadowind Lane

Marietta, GA  30062

(Address of principal executive offices)

(Zip code)

Brian J. Ellis

2141 Meadowind Lane

Marietta, GA  30062

(Name and address of agent for service)

Registrant's telephone number, including area code: (770) 977-8587

Date of fiscal year end: October 31

Date of reporting period: April 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Horizon Funds Dividend Champions Fund

A SERIES OF THE HORIZON FUNDS TRUST

April 30, 2009

(UNAUDITED)

Horizon Funds Dividend Champions Fund

Industry Sectors Chart

April 30, 2009 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the net assets.

Horizon Funds Dividend Champions Fund
Schedule of Investments
April 30, 2009 (Unaudited)

OTHER ASSETS LESS LIABILITIES - 100.00%	6

NET ASSETS - 100.00%	$ 6

The accompanying notes are an integral part of these financial statements.

Horizon Funds Dividend Champions Fund
Statement of Assets and Liabilities
April 30, 2009 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $0)	-
Cash	6.00
Total Assets	6.00
Liabilities:
Accrued Management Fees	-
Total Liabilities	-
Net Assets	$ 6.00

Net Assets Consist of:
Paid In Capital	$ 474,831
Accumulated Undistributed Net Investment Loss	(14,081)
Accumulated Undistributed Realized Loss on Investments, Options Written
and Securities Sold Short	(460,750)
Unrealized Appreciation in Value of Investments, Options Written and
and Securities Sold Short	6.00
Net Assets, for 1 Share Outstanding	$ 6.00

Net Asset Value and Offering Price Per Share	$ 5.97

Minimum Redemption Price Per Share ($6.00 x 0.98) (Note 2)	$ 5.85

The accompanying notes are an integral part of these financial statements.

Horizon Funds Dividend Champions Fund
Statement of Operations
For the six months ended April 30, 2009 (Unaudited)

Investment Income:
Dividends	$ 1,579
Interest	41
Total Investment Income	1,620

Expenses:
Advisory Fees (Note 3)	2,346
Total Expenses	2,346

Net Investment Loss	(726)

Realized and Unrealized (Loss) on Investments:
Realized Loss on Investments	(432,735)
Realized Loss on Options	(5,503)
Realized Loss on Securities Sold Short	(415)
Realized Loss on Investments, Options and Securities Sold Short	(438,653)

Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investments	340,082
Options	14,171
Securities Sold Short	(61,712)
Net Increase in Unrealized Appreciation	292,541

Net Realized and Unrealized Loss on Investments	(146,112)

Net Decrease in Net Assets Resulting from Operations	$ (146,838)

The accompanying notes are an integral part of these financial statements.

Horizon Funds Dividend Champions Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	Year
	Ended	Ended
	4/30/2009	10/31/2008
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (726)	$ (13,355)
Net Realized Gain on Investments, Options Written and Securities Sold Short	(438,653)	84,943
Unrealized Appreciation (Depreciation) on Investments, Options Written
and Securities Sold Short	(292,541)	(393,789)
Net Increase (Decrease) in Net Assets Resulting from Operations	(146,838)	(322,201)

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	(107,043)	(56,620)
Total Dividends and Distributions Paid to Shareholders	(107,043)	(56,620)

Capital Share Transactions (Note 5)	(558,688)	163,770

Total Increase (Decrease) in Net Assets	(812,569)	(215,051)

Net Assets:
Beginning of Year	812,575	1,027,626

End of Year (Including Undistributed Net Investment Income (Loss) of $(14,081)
and $13,355, respectively)	$ 6	$ 812,575

The accompanying notes are an integral part of these financial statements.

Horizon Funds Dividend Champions Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months						Period *
	Ended		For the Years Ended				Ended
	4/30/2009		10/31/2008	10/31/2007	10/31/2006	10/31/2005	10/31/2004

Net Asset Value, at Beginning of Period	$ 8.93		$ 13.35	$ 11.57	$ 10.58	$ 9.72	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) **	(0.02)		(0.15)	(0.16)	(0.12)	(0.07)	(0.10)
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.60)		(3.54)	2.42	1.81	0.93	(0.18)
Total from Investment Operations	(1.62)		(3.69)	2.26	1.69	0.86	(0.28)

Distributions:
Net Investment Income	0.00		0.00	0.00	0.00	0.00	0.00
Realized Gains	(1.34)		(0.73)	(0.48)	(0.70)	0.00	0.00
Total from Distributions	(1.34)		(0.73)	(0.48)	(0.70)	0.00	0.00

Net Asset Value, at End of Period	$ 5.97		$ 8.93	$ 13.35	$ 11.57	$ 10.58	$ 9.72

Total Return ***	(18.17)%	(b)	(28.92)%	20.03%	16.84%	8.85%	(2.80)%	(b)

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	-		$ 813	$ 1,028	$ 554	$ 350	$ 293
Ratio of Expenses to Average Net Assets:
Excluding Interest and Dividends on Securities Sold Short	2.02%		1.99%	1.99%	1.99%	1.99%	1.99%
Excluding Dividends on Securities Sold Short	2.02%	(a)	1.99%	2.01%	2.10%	2.04%	1.99%	(a)
Dividend Expense on Securities Sold Short	0.00%	(a)	0.12%	0.11%	0.12%	0.05%	0.01%	(a)
Including Interest and Dividends on Securities Sold Short	2.02%	(a)	2.11%	2.12%	2.22%	2.09%	2.00%	(a)
Ratio of Net Investment Loss to Average Net Assets	(0.63)%	(a)	(1.35)%	(1.28)%	(1.04)%	(0.68)%	(1.21)%	(a)
Portfolio Turnover	14.76%		173.29%	178.27%	108.94%	98.20%	73.81%

* For the period December 30, 2003 (commencement of investment operations) through October 31, 2004
** Per share net investment loss has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends.
(a) Annualized
(b) Not Annualized

The accompanying notes are an integral part of these financial statements.

HORIZON FUNDS DIVIDEND CHAMPIONS FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2009 (UNAUDITED)

Note 1. Organization

The Horizon Funds Dividend Champions Fund (the “Fund”) is a non-diversified series of the Horizon Funds Trust (the “Trust”), an open-end investment company. The Trust was organized in Ohio as a business trust under an Agreement and Declaration of Trust dated February 18, 2003. The Fund commenced operations on December 30, 2003.  The Fund may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objective and policies. At present, there is only one series authorized by the Trust.  The Fund is currently undergoing a reorganization and has limited assets and no investment adviser.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price except for short positions, for which the last quoted asked price is used.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees.  The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund`s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year`s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The net asset value is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the fund are subject to a redemption fee of 2% if redeemed within 30 days of purchase.  To discourage large frequent short-term trades by investors, and to compensate the Fund for costs that may be incurred by such trades, the Fund charges a the redemption fee.  For the six months ended April 30, 2009 there were no redemption fees charged on redemptions of Fund shares.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Short Sales- The Fund may sell a security it does not own in anticipation of a decline in market value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Option Writing- When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Income Taxes- The Fund intends to continue to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

New Accounting Pronouncements- The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 – Accounting for Uncertainty in Income Taxes on November 1, 2007.  FASB Interpretation No. 48 requires the tax effects of certain tax positions to be recognized.  These tax positions must meet a “more likely than not” standard that based on their technical merits, have a more than fifty percent likelihood of being sustained upon examination.  At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”.  The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements.  The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).  The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied.  At this time, management is evaluating the implications of FAS 157, and the impact, if any, of this standard on the Fund’s financial statements has not yet been determined.

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”).  SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such  activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

Dividends and Distributions to Shareholders – The Fund records all dividends and distributions payable to shareholders on ex-dividend date.

Other- Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

Note 3. Investment Management Agreement

The Trust had a Management Agreement with Georgetowne Fund Management Corporation until January 14, 2009. Under the terms of the Management Agreement, the Adviser managed the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnished office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also paid the salaries and fees of all its officers and employees that serve as officers and trustees of the Trust.  The Adviser paid all ordinary operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), and extraordinary expenses. For its services and the payment of Fund ordinary operating expenses, the Adviser received an annual investment management fee of 1.99% of the average daily net assets of the Fund. For the six months ended April 30, 2009, the Adviser earned a fee of $2,346 from the Fund.  It is anticipated that the Trustees will approve a new management agreement with a new adviser.  Untill such time, the Fund’s limited assets are in cash.  The Trustees are overseeing the assets at this time.

Note 4. Related Party Transactions

Bryan J. Ellis is a trustee and will likely be an owner of the investment adviser to be retained by the Board in the future.

 Note 5. Capital Stock

The Fund is authorized to issue an unlimited number of shares with no par value of separate series.  Paid in capital at April 30, 2009 was $474,831 representing 1 share outstanding.

Transactions in capital stock were as follows:

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
	Shares	Amount	Shares	Amount
Shares Sold	0	$0	10,331	$117,589
Shares issued in reinvestment of distributions	17,900	107,043	4,885	56,620
Shares redeemed	(108,865)	(665,731)	(1,244)	(10,439)
Net Increase (Decrease)	(90,965)	$(558,688)	13,972	$163,770

Note 6. Options Purchased and Written

Transactions in call options during the six months ended April 30, 2009 were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at October 31, 2008	177	$16,751
Options purchased	0	0
Options exercised	0	0
Options expired	0	0
Options terminated in closing purchase transaction	(177)	(16,751)
Options outstanding at April 30, 2009	0	$ 0

Transactions in written call options during the six months ended April 30, 2009 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at October 31, 2008	54	$ 9,793
Options written	0	0
Options exercised	0	0
Options expired	0	0
Options terminated in closing purchase transaction	(54)	(9,793)
Options outstanding at April 30, 2009	0	$ 0

Note 7. Investment Transactions

For the six months ended April 30, 2009, purchases and sales of investment securities other than U.S. Government obligations, short-term investments, options and securities sold short aggregated $0 and $579,741, respectively.  Purchases and sales of securities sold short aggregated $57,375 and $0, respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

Note 8. Tax Matters

For Federal income tax purposes, the cost of investments owned at April 30, 2009 was $0.

The difference between book and tax cost represents wash sale transactions.

At April 30, 2009, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) including positions in securities sold short and options written was as follows:

Appreciation	Depreciation	Net Appreciation(Depreciation)
$0	($0)	($0)

As of April 30, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income (Loss)	$(14,081)
Accumulated Net Realized Loss from Investments	$(460,750)

The Fund paid a short-term capital gain of $0.6366 per share and a long-term capital gain of $0.7029 per share for a total distribution of $107,043 during the six months ended April 30, 2009.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 9. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2009, Bryan J. Ellis owned approximately 100% of the Fund and therefore may be deemed to control the Fund.

Note 10. Subsequent Event

At a meeting held on October 30, 2008, the Board of Trustees of Georgetowne Funds (the previous name of the Fund) concluded, based on the recommendation of Georgetowne Fund Management Corporation (the Fund’s previous Adviser), that it is in the best interests of the Fund and its shareholders that the Fund cease operations.  Accordingly, the Board determined to close the Fund, and redeem all but one outstanding shares, on January 12, 2009.  Subsequent to January 12, 2009 new trustees were elected by the remaining sole shareholder Bryan J. Ellis.  It is anticipated that the Fund will re-launch with new investment objectives and strategies once the new board meets to approve them.

Horizon Funds Dividend Champions Fund
Expense Illustration
April 30, 2009 (Unaudited)

Expense Example

As a shareholder of the Horizon Funds Dividend Champions Fund, you incur ongoing costs which typically consist of management fees, interest, and dividend expense on securities sold short. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2008 through April 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	November 1, 2008	April 30, 2009	November 1,2008 to April 30,2009

Actual	$1,000.00	$818.28	$9.26
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,015.02	$10.26

* Expenses are equal to the Fund's annualized expense ratio of 2.02%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

HORIZON FUNDS DIVIDEND CHAMPIONS FUND

ADDITIONAL INFORMATION

APRIL 30, 2009 (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ended June 30, are available without charge upon request (1) by calling the Fund at (877) 257-4240 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on January 31 and July 31. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (877) 257-4240.

Board of Trustees

Brian J. Ellis

Alan J. Janney

Richard Rothnell

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, NA

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Horizon Funds Dividend Champions Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Horizon Funds Trust

By /s/Brian J. Ellis

*Brian J. Ellis

  President, Chairman, CFO, Treasurer and Secretary

Date July 9, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Brian J. Ellis

*Brian J. Ellis

  President, Chairman, CFO, Treasurer and Secretary

Date July 9, 2009